NOTE 5 - PROPERTY AND EQUIPMENT - Schedule of Property Pant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 95,705	$ 77,627	$ 78,320
Property, Plant and Equipment, Additions	18,630	1,804
Effect of Exchange Rate on Cash	552	2,737
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	26,085	12,854	2,426
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	13,322	9,746
Temporary Equity, Foreign Currency Translation Adjustments	91	682
Property, Plant and Equipment, Net	69,620	64,773	75,894
Property, Plant and Equipment, Disposals		5,234
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	63,576	64,033	61,631
Property, Plant and Equipment, Additions
Effect of Exchange Rate on Cash	457	2,402
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	14,092	7,380	547
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	6,764	6,312
Temporary Equity, Foreign Currency Translation Adjustments	52	521
Property, Plant and Equipment, Net	49,484	56,653	61,084
Property, Plant and Equipment, Disposals
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	31,500	12,962	16,312
Property, Plant and Equipment, Additions	18,630	1,563
Effect of Exchange Rate on Cash	92	321
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	11,710	5,316	1,849
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	6,432	3,307
Temporary Equity, Foreign Currency Translation Adjustments	38	160
Property, Plant and Equipment, Net	19,790	7,646	14,463
Property, Plant and Equipment, Disposals		5,234
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	629	632	377
Property, Plant and Equipment, Additions		241
Effect of Exchange Rate on Cash	3	14
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	283	158	30
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	126	127
Temporary Equity, Foreign Currency Translation Adjustments	1	1
Property, Plant and Equipment, Net	$ 346	474	$ 347
Property, Plant and Equipment, Disposals
Automobiles Quarterly [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Net		$ 56,653